UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Strategic Real Return Fund Semi-Annual Report March 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the Quality Diversification and Asset Allocation tables is based on the combined investments of the Fund and its pro-rata share of investments of each Fidelity Central Fund other than the Commodity Strategy and Money Market Central Funds.

Quality Diversification (% of fund's net assets)

As of March 31, 2019
U.S. Government and U.S. Government Agency Obligations	24.4%
AAA	0.1%
A	0.1%
BBB	1.4%
BB and Below	27.9%
Not Rated	1.4%
Equities*	41.5%
Short-Term Investments and Net Other Assets	3.2%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 24.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Holdings Distribution (% of fund's net assets)

As of March 31, 2019
Commodity-Linked Notes and Related Investments*	24.7%
Inflation-Protected Investments	24.4%
Floating Rate High Yield**	27.6%
Real Estate Investments	21.1%
Cash and Cash Equivalents	1.9%

 * Represents investment in Fidelity® Commodity Strategy Central Fund

 ** Represents investment in Fidelity® Floating Rate Central Fund

Asset Allocation (% of fund's net assets)

As of March 31, 2019*,**
Stocks	16.8%
U.S. Government and U.S. Government Agency Obligations	24.4%
Corporate Bonds	2.7%
Asset-Backed Securities	0.8%
Bank Loan Obligations	25.6%
CMOs and Other Mortgage Related Securities	1.8%
Other Investments***	24.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 4.2%

 ** U.S. Treasury Inflation-Indexed Securities - 24.4%

 *** Includes investment in Fidelity® Commodity Strategy Central Fund of 24.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than Fidelity Commodity Strategy Central Fund and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.6%
	Principal Amount	Value
Convertible Bonds - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.0%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	$110,000	$109,781
Mortgage Real Estate Investment Trusts - 0.2%
Colony Financial, Inc. 3.875% 1/15/21	150,000	143,072
Exantas Capital Corp. 8% 1/15/20	300,000	309,750
Redwood Trust, Inc. 5.625% 7/15/24	140,000	136,640
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	330,000	311,808
		901,270
TOTAL FINANCIALS		1,011,051
Nonconvertible Bonds - 1.4%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	45,000	46,181
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (a)	405,312	468,843
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.75% 8/1/25 (a)	135,000	122,850
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	115,000	100,338
6.75% 3/15/25	95,000	89,894
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	180,000	180,900
KB Home 8% 3/15/20	140,000	145,810
M/I Homes, Inc. 5.625% 8/1/25	45,000	43,088
Meritage Homes Corp.:
5.125% 6/6/27	80,000	77,576
6% 6/1/25	100,000	105,000
New Home Co. LLC 7.25% 4/1/22	150,000	135,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	140,000	142,800
TRI Pointe Homes, Inc. 5.25% 6/1/27	80,000	73,600
		1,216,856
TOTAL CONSUMER DISCRETIONARY		1,685,699
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	105,000	99,619
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	15,000	15,056
Cumberland Farms, Inc. 6.75% 5/1/25 (a)	35,000	36,400
New Albertsons, Inc. 8.7% 5/1/30	75,000	69,000
		220,075
FINANCIALS - 0.1%
Capital Markets - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	60,000	61,275
Diversified Financial Services - 0.1%
Five Point Operation Co. LP 7.875% 11/15/25 (a)	100,000	95,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	25,000	25,646
		121,396
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	65,000	64,675
TOTAL FINANCIALS		247,346
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Care Capital Properties LP 5.125% 8/15/26	408,000	399,696
CBL & Associates LP 5.95% 12/15/26	132,000	96,360
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	80,303
DDR Corp. 4.625% 7/15/22	11,000	11,344
Equinix, Inc. 5.375% 5/15/27	105,000	109,988
HCP, Inc. 4.25% 11/15/23	108,000	112,588
iStar Financial, Inc.:
4.625% 9/15/20	105,000	106,181
5.25% 9/15/22	65,000	64,025
6% 4/1/22	135,000	135,506
Lexington Corporate Properties Trust 4.4% 6/15/24	35,000	35,314
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	106,838
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	53,000	54,097
4.5% 4/1/27	83,000	83,314
4.75% 1/15/28	67,000	68,703
SBA Communications Corp. 4% 10/1/22	40,000	40,144
Select Income REIT:
4.15% 2/1/22	63,000	63,414
4.25% 5/15/24	80,000	76,375
Senior Housing Properties Trust:
3.25% 5/1/19	118,000	118,013
4.75% 5/1/24	271,000	268,069
4.75% 2/15/28	100,000	92,981
6.75% 4/15/20	134,000	136,335
		2,259,588
Real Estate Management & Development - 0.4%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	90,225
Howard Hughes Corp. 5.375% 3/15/25 (a)	265,000	264,648
Kennedy-Wilson, Inc. 5.875% 4/1/24	560,000	556,500
Mattamy Group Corp. 6.5% 10/1/25 (a)	160,000	157,848
Mid-America Apartments LP 4.3% 10/15/23	67,000	69,817
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	5,000	4,963
Washington Prime Group LP 5.95% 8/15/24	330,000	309,540
		1,453,541
TOTAL REAL ESTATE		3,713,129

TOTAL NONCONVERTIBLE BONDS		5,912,430

TOTAL CORPORATE BONDS
(Cost $6,992,971)		6,923,481

U.S. Treasury Inflation-Protected Obligations - 24.4%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$2,299,122	$2,167,641
0.75% 2/15/42	2,096,361	2,045,530
0.75% 2/15/45	3,500,713	3,372,203
0.875% 2/15/47	2,137,638	2,120,050
1% 2/15/46	1,226,980	1,253,372
1% 2/15/48	234,770	240,302
1% 2/15/49	510,153	524,638
1.375% 2/15/44	959,076	1,061,959
1.75% 1/15/28	2,434,259	2,690,518
2% 1/15/26	3,180,671	3,510,498
2.125% 2/15/40	685,938	857,241
2.125% 2/15/41	663,215	833,420
2.375% 1/15/25	8,878,875	9,864,534
2.375% 1/15/27	9,218,984	10,545,366
2.5% 1/15/29	1,697,621	2,013,481
3.375% 4/15/32	241,077	325,193
3.625% 4/15/28	2,835,542	3,602,564
3.875% 4/15/29	2,744,462	3,668,311
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	375,977	376,204
0.125% 4/15/20	2,794,636	2,781,539
0.125% 4/15/21	3,557,834	3,530,191
0.125% 1/15/22	6,227,872	6,179,616
0.125% 4/15/22	6,727,630	6,659,410
0.125% 7/15/22	2,134,431	2,123,831
0.125% 1/15/23	3,435,075	3,397,262
0.125% 7/15/24	5,883,444	5,812,790
0.125% 7/15/26	2,362,748	2,312,349
0.25% 1/15/25	2,072,324	2,051,376
0.375% 7/15/23	1,319,576	1,323,391
0.5% 1/15/28	489,821	489,026
0.625% 7/15/21	637,699	643,493
0.625% 4/15/23	3,293,453	3,317,492
0.625% 1/15/24	550,178	555,714
0.625% 1/15/26	370,769	375,163
0.75% 7/15/28	621,717	636,047
0.875% 1/15/29	3,000,579	3,099,444
1.125% 1/15/21	2,675,308	2,709,816
1.25% 7/15/20	3,857,303	3,914,506
1.375% 1/15/20	2,081,250	2,098,484
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $103,665,147)		105,083,965

Asset-Backed Securities - 0.8%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (a)(b)(c)(d)	$141,905	$1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	298,277
Series 2002-2 Class M2, 9.163% 3/1/33	407,078	376,089
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	52,483	53,126
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 6.0208% 7/17/34 (a)(b)(e)	101,000	101,058
Invitation Homes Trust:
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 5.4818% 12/17/36 (a)(b)(e)	17,304	17,434
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.9818% 3/17/37 (a)(b)(e)	189,000	188,504
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	531,045	374,043
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.5674% 12/25/33	43,476	27,437
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 5.0838% 1/17/35 (a)(b)(e)	100,000	99,475
Class F, 1 month U.S. LIBOR + 3.400% 5.8838% 1/17/35 (a)(b)(e)	197,000	196,319
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 5.3826% 2/5/36 (a)(b)(d)(e)	377,364	28
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	100,000	101,526
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	105,000	104,807
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	155,000	151,184
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 4.5913% 11/21/40 (a)(b)(d)(e)	1,500,000	1,476,500
TOTAL ASSET-BACKED SECURITIES
(Cost $3,877,584)		3,565,808

Commercial Mortgage Securities - 1.8%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.286% 9/10/28 (a)(b)	126,000	118,578
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.7338% 10/15/32 (a)(b)(e)	190,000	189,426
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 6.3553% 7/15/30 (a)(b)(e)	105,000	104,499
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	250,000	204,660
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)	100,000	77,375
Series 2013-CR12 Class D, 5.0839% 10/10/46 (a)(b)	250,000	224,363
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	53,640
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5311% 5/10/43 (a)(b)	109,998	109,212
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	156,000	143,068
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(b)	84,000	83,116
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(b)	100,000	94,938
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5731% 12/25/43 (b)(c)	1,156,048	48,074
Series K012 Class X3, 2.2526% 1/25/41 (b)(c)	654,162	25,078
Series K013 Class X3, 2.8147% 1/25/43 (b)(c)	1,124,000	54,647
GAHR Commercial Mortgage Trust Series 2015-NRF Class GFX, 3.3822% 12/15/34 (a)(b)	347,000	340,406
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.3913% 8/10/44 (a)(b)	63,000	55,539
Class F, 4.5% 8/10/44 (a)	42,000	26,049
Series 2012-GC6 Class E, 5% 1/10/45 (a)(b)	153,000	137,238
Series 2012-GCJ7 Class D, 5.6998% 5/10/45 (a)(b)	500,000	480,293
Series 2012-GCJ9 Class D, 4.747% 11/10/45 (a)(b)	178,000	178,234
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	205,161
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	651,000	652,252
Hilton U.S.A. Trust Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	600,000	615,959
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	100,000	101,151
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.7318% 7/17/37 (a)(b)(e)	104,000	102,854
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	45,254
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	84,912
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.6616% 2/15/46 (a)(b)	200,000	195,836
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.5965% 1/20/41 (a)(b)	192,000	182,750
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.686% 8/15/45 (a)(b)	61,000	61,416
Series 2013-C7 Class D, 4.2324% 2/15/46 (a)(b)	91,000	84,658
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	55,027	48,143
Series 2011-C2:
Class D, 5.4857% 6/15/44 (a)(b)	358,000	360,982
Class E, 5.4857% 6/15/44 (a)(b)	454,000	442,082
Class F, 5.4857% 6/15/44 (a)(b)	343,000	301,183
Class XB, 0.5356% 6/15/44 (a)(b)(c)	12,067,221	131,402
Series 2011-C3 Class G, 5.1547% 7/15/49 (a)(b)	111,000	96,731
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.7338% 8/15/34 (a)(b)(e)	189,433	190,057
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	237,159	285,778
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5444% 5/10/45 (a)(b)	120,000	119,855
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5 Class E, 4.7632% 10/15/45 (a)(b)	114,000	111,573
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	70,000	57,268
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2657% 3/15/45 (a)(b)	220,000	198,549
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 1 month U.S. LIBOR + 3.020% 5.5038% 11/15/29 (a)(b)(e)	173,540	171,629
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (a)(b)	140,000	115,017
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $7,490,720)		7,710,885
	Shares	Value

Common Stocks - 13.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Hilton Grand Vacations, Inc. (f)	7,400	228,290
Hilton Worldwide Holdings, Inc.	5,100	423,861
Wyndham Destinations, Inc.	2,700	109,323
		761,474
FINANCIALS - 0.5%
Capital Markets - 0.0%
Ellington Financial LLC	14,400	257,760
Mortgage Real Estate Investment Trusts - 0.5%
Chimera Investment Corp.	13,000	243,620
Ellington Residential Mortgage REIT	5,200	61,880
Great Ajax Corp.	54,000	741,960
Hunt Companies Finance Trust, Inc.	2,244	7,832
MFA Financial, Inc.	128,866	936,856
Redwood Trust, Inc.	7,400	119,510
		2,111,658

TOTAL FINANCIALS		2,369,418

REAL ESTATE - 12.6%
Equity Real Estate Investment Trusts (REITs) - 12.5%
Acadia Realty Trust (SBI)	63,944	1,743,753
Alexandria Real Estate Equities, Inc.	13,500	1,924,560
American Tower Corp.	8,050	1,586,333
Americold Realty Trust	10,900	332,559
Apartment Investment & Management Co. Class A	28,879	1,452,325
AvalonBay Communities, Inc.	14,859	2,982,647
Boston Properties, Inc.	19,101	2,557,242
Braemar Hotels & Resorts, Inc.	20,376	248,791
Cedar Realty Trust, Inc.	86,418	293,821
Clipper Realty, Inc.	20,200	270,478
Colony Capital, Inc.	79,323	421,998
Crown Castle International Corp.	2,000	256,000
CubeSmart	45,500	1,457,820
DDR Corp.	64,630	880,261
Digital Realty Trust, Inc.	6,500	773,500
Douglas Emmett, Inc.	21,500	869,030
Duke Realty Corp.	32,500	993,850
Equinix, Inc.	4,150	1,880,614
Equity Lifestyle Properties, Inc.	25,799	2,948,826
Equity Residential (SBI)	22,613	1,703,211
Essex Property Trust, Inc.	7,622	2,204,587
Extra Space Storage, Inc.	2,900	295,539
Healthcare Realty Trust, Inc.	35,100	1,127,061
Healthcare Trust of America, Inc.	12,690	362,807
Highwoods Properties, Inc. (SBI)	29,900	1,398,722
Host Hotels & Resorts, Inc.	15,781	298,261
Invitation Homes, Inc.	26,200	637,446
Lexington Corporate Properties Trust	31,800	288,108
Mid-America Apartment Communities, Inc.	7,594	830,252
Omega Healthcare Investors, Inc.	2,700	103,005
Pebblebrook Hotel Trust	14,600	453,476
Prologis, Inc.	48,908	3,518,931
Public Storage	6,544	1,425,152
RLJ Lodging Trust	49,100	862,687
Sabra Health Care REIT, Inc.	26,200	510,114
Safety Income and Growth, Inc.	4,700	102,507
Senior Housing Properties Trust (SBI)	25,400	299,212
Simon Property Group, Inc.	15,023	2,737,341
Store Capital Corp.	6,700	224,450
Sunstone Hotel Investors, Inc.	42,600	613,440
Taubman Centers, Inc.	19,895	1,052,048
Terreno Realty Corp.	13,700	575,948
UDR, Inc.	40,100	1,822,946
Urban Edge Properties	43,973	835,487
Ventas, Inc.	47,147	3,008,450
VEREIT, Inc.	18,600	155,682
Washington REIT (SBI)	25,000	709,500
Welltower, Inc.	18,425	1,429,780
Weyerhaeuser Co.	9,800	258,132
		53,718,690
Real Estate Management & Development - 0.1%
Colony NorthStar Credit Real Estate, Inc.	8,900	139,374
Howard Hughes Corp. (f)	1,700	187,000
Retail Value, Inc.	2,043	63,680
		390,054

TOTAL REAL ESTATE		54,108,744

TOTAL COMMON STOCKS
(Cost $58,566,296)		57,239,636

Preferred Stocks - 3.3%
Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25%	42,500	1,064,209
ZAIS Financial Corp. 7.00%	6,400	168,256
		1,232,465
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	53,622
iStar Financial, Inc. Series J, 4.50%	3,900	166,530
Lexington Corporate Properties Trust Series C, 6.50%	2,800	137,245
RLJ Lodging Trust Series A, 1.95%	400	10,052
Wheeler REIT, Inc. 8.75%	16,500	231,330
		598,779
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 7.012%	2,000	49,741
TOTAL REAL ESTATE		648,520

TOTAL CONVERTIBLE PREFERRED STOCKS		1,880,985

Nonconvertible Preferred Stocks - 2.9%
FINANCIALS - 1.7%
Mortgage Real Estate Investment Trusts - 1.7%
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	409,043
8.25%	500	12,692
AGNC Investment Corp.:
Series B, 7.75%	8,000	201,680
Series C, 7.00%	6,600	168,710
Annaly Capital Management, Inc.:
Series C, 7.625%	1,356	34,686
Series D, 7.50%	8,644	218,175
Series F, 6.95%	15,500	395,560
Series G, 6.50%	10,800	258,984
Series H, 8.125%	6,200	158,249
Anworth Mortgage Asset Corp. Series A, 8.625%	707	18,615
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	7,147	182,892
Arbor Realty Trust, Inc. Series A, 8.25%	8,989	231,786
Armour Residential REIT, Inc. Series B, 7.875%	5,645	140,843
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	100,240
Chimera Investment Corp.:
Series B, 8.00%	27,587	711,193
Series C, 7.75%	8,000	199,974
Dynex Capital, Inc.:
Series A, 8.50%	19,755	503,950
Series B, 7.625%	10,545	250,655
Exantas Capital Corp. 8.625%	300	7,735
Invesco Mortgage Capital, Inc.:
7.50%	17,200	426,560
Series A, 7.75%	6,507	166,221
Series B, 7.75%	13,500	361,665
MFA Financial, Inc.:
8.00%	11,262	294,051
Series B, 7.50%	18,486	460,486
New York Mortgage Trust, Inc.:
Series B, 7.75%	8,886	214,863
Series C, 7.875%	3,200	79,296
Series D, 8.00%	6,500	153,400
PennyMac Mortgage Investment Trust:
8.125%	5,700	146,120
Series B, 8.00%	8,700	218,979
Two Harbors Investment Corp.:
7.75%	2,162	53,791
Series A, 8.125%	9,500	259,920
Series B, 7.625%	7,800	199,134
Series C, 7.25%	9,800	239,316
		7,479,464
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Homes 4 Rent Series G, 5.875%	3,200	79,520
Ashford Hospitality Trust, Inc.:
Series H, 7.50%	2,500	57,875
Series I, 7.50%	2,500	57,950
Brookfield Property REIT, Inc. 6.375%	3,847	96,944
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	58,162
Series C, 6.50%	4,900	103,635
City Office REIT, Inc. Series A, 6.625%	2,079	51,809
Colony Capital, Inc.:
Series B, 8.25%	4,210	105,376
Series E, 8.75%	13,700	343,733
Series G, 7.50%	1,300	29,575
Series H, 7.125%	7,700	169,631
Series I, 7.15%	18,500	417,083
Series J, 7.15%	18,200	412,143
Farmland Partners, Inc. Series B, 6.00%	10,000	229,600
Global Medical REIT, Inc. Series A, 7.50%	2,100	53,569
Global Net Lease, Inc. Series A, 7.25%	7,400	191,216
Investors Real Estate Trust Series C, 6.625%	5,000	124,150
iStar Financial, Inc.:
Series D, 8.00%	3,000	76,710
Series G, 7.65%	7,300	182,135
Series I, 7.50%	2,600	66,898
Jernigan Capital, Inc. Series B, 7.00%	2,500	62,875
Pebblebrook Hotel Trust Series C, 6.50%	7,058	181,885
Pennsylvania (REIT):
Series B, 7.375%	4,082	89,192
Series D, 6.875%	2,500	53,100
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	63,000
QTS Realty Trust, Inc. Series A, 7.125%	2,700	68,013
RAIT Financial Trust 7.625%	7,860	143,445
Saul Centers, Inc.:
Series C, 6.875%	2,107	55,035
Series D, 6.125%	1,300	31,555
Sotherly Hotels, Inc. Series C, 7.875%	1,700	42,449
Spirit Realty Capital, Inc. Series A, 6.00%	2,600	62,140
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	70,170
UMH Properties, Inc.:
Series C, 6.75%	5,340	136,838
Series D, 6.375%	1,800	42,507
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	6,500	168,155
Series H, 6.25%	4,500	118,575
VEREIT, Inc. Series F, 6.70%	21,296	537,085
Washington Prime Group, Inc.:
Series H, 7.50%	2,898	63,351
Series I, 6.875%	1,402	27,217
		4,924,301

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,403,765

TOTAL PREFERRED STOCKS
(Cost $14,371,207)		14,284,750
	Principal Amount	Value

Bank Loan Obligations - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2486% 12/22/24(b)(e)	49,375	48,669
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.24% 4/27/24 (b)(e)	63,925	61,329
		109,998
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/23/23 (b)(e)	67,664	59,938

TOTAL CONSUMER DISCRETIONARY		169,936

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.351% 12/19/20 (b)(e)	141,327	133,377
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2486% 10/2/23 (b)(e)	41,004	40,819
		174,196
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)	200,000	207,400
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4855% 12/5/20 (b)(e)	69,784	69,435

TOTAL FINANCIALS		276,835

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 12/20/24 (b)(e)	48,199	48,159
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2349% 6/28/23 (b)(e)	153,838	152,491
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5% 3/24/24 (b)(e)	48,165	47,638

TOTAL REAL ESTATE		200,129

UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6% 12/2/21 (b)(e)	46,519	44,038
TOTAL BANK LOAN OBLIGATIONS
(Cost $933,681)		913,293
	Shares	Value

Equity Funds - 24.7%
Fidelity Commodity Strategy Central Fund (g)
(Cost $249,444,579)	21,458,782	106,435,561

Fixed-Income Funds - 27.6%
Fidelity Floating Rate Central Fund (g)
(Cost $121,695,097)	1,172,830	118,690,346
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (Cost $594,368)(a)(d)	500,000	19,165
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.48% (h)
(Cost $8,352,510)	8,350,839	8,352,509
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $575,984,160)		429,219,399
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,454,312
NET ASSETS - 100%		$430,673,711

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,729,151 or 2.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,268
Fidelity Commodity Strategy Central Fund	958,248
Fidelity Floating Rate Central Fund	3,529,026
Fidelity Securities Lending Cash Central Fund	26
Total	$4,526,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$126,472,744	$7,450,443	$20,840,850	$(152,459)	$(6,494,317)	$106,435,561	41.3%
Fidelity Floating Rate Central Fund	124,858,040	12,228,451	15,797,694	(554,034)	(2,044,417)	118,690,346	5.8%
Total	$251,330,784	$19,678,894	$36,638,544	$(706,493)	$(8,538,734)	$225,125,907

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$761,474	$761,474	$--	$--
Financials	11,081,347	9,848,882	1,232,465	--
Real Estate	59,681,565	59,033,045	648,520	--
Corporate Bonds	6,923,481	--	6,923,481	--
U.S. Government and Government Agency Obligations	105,083,965	--	105,083,965	--
Asset-Backed Securities	3,565,808	--	2,089,279	1,476,529
Commercial Mortgage Securities	7,710,885	--	7,710,885	--
Bank Loan Obligations	913,293	--	705,893	207,400
Equity Funds	106,435,561	106,435,561	--	--
Fixed-Income Funds	118,690,346	118,690,346	--	--
Preferred Securities	19,165	--	--	19,165
Money Market Funds	8,352,509	8,352,509	--	--
Total Investments in Securities:	$429,219,399	$303,121,817	$124,394,488	$1,703,094

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $196,491,974)	$195,740,983
Fidelity Central Funds (cost $379,492,186)	233,478,416
Total Investment in Securities (cost $575,984,160)		$429,219,399
Cash		50,678
Receivable for investments sold		10,305,706
Receivable for fund shares sold		436,078
Dividends receivable		376,664
Interest receivable		499,512
Distributions receivable from Fidelity Central Funds		10,118
Prepaid expenses		367
Other receivables		1,091
Total assets		440,899,613
Liabilities
Payable for investments purchased	$812,195
Payable for fund shares redeemed	9,056,845
Accrued management fee	202,184
Distribution and service plan fees payable	19,853
Other affiliated payables	78,988
Other payables and accrued expenses	55,837
Total liabilities		10,225,902
Net Assets		$430,673,711
Net Assets consist of:
Paid in capital		$663,790,852
Total distributable earnings (loss)		(233,117,141)
Net Assets		$430,673,711
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($30,069,399 ÷ 3,630,357 shares)		$8.28
Maximum offering price per share (100/96.00 of $8.28)		$8.63
Class M:
Net Asset Value and redemption price per share ($8,230,982 ÷ 993,114 shares)		$8.29
Maximum offering price per share (100/96.00 of $8.29)		$8.64
Class C:
Net Asset Value and offering price per share ($11,960,587 ÷ 1,463,228 shares)(a)		$8.17
Strategic Real Return:
Net Asset Value, offering price and redemption price per share ($208,389,765 ÷ 25,053,677 shares)		$8.32
Class I:
Net Asset Value, offering price and redemption price per share ($169,932,628 ÷ 20,478,120 shares)		$8.30
Class Z:
Net Asset Value, offering price and redemption price per share ($2,090,350 ÷ 251,930 shares)		$8.30

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2019 (Unaudited)
Investment Income
Dividends		$1,469,195
Interest		991,128
Income from Fidelity Central Funds		4,526,568
Total income		6,986,891
Expenses
Management fee	$1,247,295
Transfer agent fees	371,965
Distribution and service plan fees	128,606
Accounting and security lending fees	110,515
Custodian fees and expenses	11,498
Independent trustees' fees and expenses	1,048
Registration fees	41,281
Audit	55,309
Legal	541
Miscellaneous	1,702
Total expenses before reductions	1,969,760
Expense reductions	(18,042)
Total expenses after reductions		1,951,718
Net investment income (loss)		5,035,173
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	848,583
Fidelity Central Funds	(706,677)
Foreign currency transactions	(8)
Total net realized gain (loss)		141,898
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,857,458
Fidelity Central Funds	(8,538,665)
Total change in net unrealized appreciation (depreciation)		(2,681,207)
Net gain (loss)		(2,539,309)
Net increase (decrease) in net assets resulting from operations		$2,495,864

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2019 (Unaudited)	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,035,173	$19,624,099
Net realized gain (loss)	141,898	(24,811,028)
Change in net unrealized appreciation (depreciation)	(2,681,207)	25,442,345
Net increase (decrease) in net assets resulting from operations	2,495,864	20,255,416
Distributions to shareholders	(34,987,839)	–
Distributions to shareholders from net investment income	–	(14,684,955)
Distributions to shareholders from net realized gain	–	(881,921)
Total distributions	(34,987,839)	(15,566,876)
Share transactions - net increase (decrease)	(14,313,718)	(262,834,048)
Total increase (decrease) in net assets	(46,805,693)	(258,145,508)
Net Assets
Beginning of period	477,479,404	735,624,912
End of period	$430,673,711	$477,479,404
Other Information
Undistributed net investment income end of period		$8,855,377

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Real Return Fund Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.88	$8.80	$8.81	$8.55	$9.25	$9.31
Income from Investment Operations
Net investment income (loss)A	.084	.266	.170	.141	.124	.173
Net realized and unrealized gain (loss)	(.039)	.008B	.022	.266	(.668)	.004
Total from investment operations	.045	.274	.192	.407	(.544)	.177
Distributions from net investment income	(.220)	(.183)	(.190)C	(.137)	(.124)	(.169)
Distributions from net realized gain	(.425)	(.011)	(.012)C	(.010)	(.032)	(.068)
Total distributions	(.645)	(.194)	(.202)	(.147)	(.156)	(.237)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$8.28	$8.88	$8.80	$8.81	$8.55	$9.25
Total ReturnE,F,G	.63%	3.15%B	2.23%	4.82%	(5.98)%	1.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.08%J	1.07%	1.08%	1.07%	1.05%	1.05%
Expenses net of fee waivers, if any	1.08%J	1.07%	1.08%	1.07%	1.05%	1.05%
Expenses net of all reductions	1.08%J	1.07%	1.07%	1.07%	1.05%	1.05%
Net investment income (loss)	2.04%J	3.01%	1.94%	1.66%	1.37%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$30,069	$29,288	$33,949	$55,678	$78,112	$123,091
Portfolio turnover rateK	19%J	23%	24%	15%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.99%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .02%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.89	$8.81	$8.82	$8.56	$9.27	$9.32
Income from Investment Operations
Net investment income (loss)A	.083	.264	.168	.138	.122	.172
Net realized and unrealized gain (loss)	(.037)	.008B	.025	.267	(.677)	.015
Total from investment operations	.046	.272	.193	.405	(.555)	.187
Distributions from net investment income	(.221)	(.181)	(.191)C	(.135)	(.123)	(.169)
Distributions from net realized gain	(.425)	(.011)	(.012)C	(.010)	(.032)	(.068)
Total distributions	(.646)	(.192)	(.203)	(.145)	(.155)	(.237)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$8.29	$8.89	$8.81	$8.82	$8.56	$9.27
Total ReturnE,F,G	.64%	3.12%B	2.23%	4.79%	(6.08)%	2.02%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.12%J	1.11%	1.11%	1.10%	1.07%	1.06%
Expenses net of fee waivers, if any	1.10%J	1.10%	1.10%	1.10%	1.07%	1.06%
Expenses net of all reductions	1.10%J	1.10%	1.10%	1.10%	1.07%	1.06%
Net investment income (loss)	2.01%J	2.98%	1.91%	1.63%	1.35%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$8,231	$8,391	$9,723	$12,032	$14,805	$21,127
Portfolio turnover rateK	19%J	23%	24%	15%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.96%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .02%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.77	$8.70	$8.71	$8.46	$9.16	$9.22
Income from Investment Operations
Net investment income (loss)A	.052	.197	.102	.074	.054	.101
Net realized and unrealized gain (loss)	(.041)	.011B	.023	.257	(.665)	.011
Total from investment operations	.011	.208	.125	.331	(.611)	.112
Distributions from net investment income	(.186)	(.127)	(.123)C	(.073)	(.057)	(.104)
Distributions from net realized gain	(.425)	(.011)	(.012)C	(.008)	(.032)	(.068)
Total distributions	(.611)	(.138)	(.135)	(.081)	(.089)	(.172)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$8.17	$8.77	$8.70	$8.71	$8.46	$9.16
Total ReturnE,F,G	.22%	2.41%B	1.46%	3.93%	(6.73)%	1.22%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.85%J	1.83%	1.84%	1.84%	1.82%	1.81%
Expenses net of fee waivers, if any	1.85%J	1.83%	1.84%	1.84%	1.82%	1.81%
Expenses net of all reductions	1.85%J	1.83%	1.84%	1.84%	1.82%	1.80%
Net investment income (loss)	1.27%J	2.25%	1.17%	.89%	.61%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$11,961	$18,962	$24,718	$30,211	$41,339	$68,666
Portfolio turnover rateK	19%J	23%	24%	15%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 2.25%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .02%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.92	$8.84	$8.85	$8.59	$9.30	$9.36
Income from Investment Operations
Net investment income (loss)A	.096	.291	.194	.164	.147	.201
Net realized and unrealized gain (loss)	(.039)	.008B	.024	.267	(.674)	.005
Total from investment operations	.057	.299	.218	.431	(.527)	.206
Distributions from net investment income	(.232)	(.208)	(.216)C	(.161)	(.151)	(.198)
Distributions from net realized gain	(.425)	(.011)	(.012)C	(.010)	(.032)	(.068)
Total distributions	(.657)	(.219)	(.228)	(.171)	(.183)	(.266)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$8.32	$8.92	$8.84	$8.85	$8.59	$9.30
Total ReturnE,F	.78%	3.43%B	2.52%	5.09%	(5.77)%	2.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.81%	.81%	.81%	.79%	.76%
Expenses net of fee waivers, if any	.82%I	.81%	.81%	.81%	.79%	.76%
Expenses net of all reductions	.82%I	.81%	.81%	.80%	.79%	.76%
Net investment income (loss)	2.30%I	3.27%	2.21%	1.92%	1.63%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$208,390	$262,063	$476,944	$511,294	$543,473	$620,530
Portfolio turnover rateJ	19%I	23%	24%	15%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.27%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .02%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.90	$8.82	$8.83	$8.57	$9.28	$9.34
Income from Investment Operations
Net investment income (loss)A	.096	.291	.194	.164	.148	.194
Net realized and unrealized gain (loss)	(.039)	.008B	.027	.268	(.676)	.005
Total from investment operations	.057	.299	.221	.432	(.528)	.199
Distributions from net investment income	(.232)	(.208)	(.219)C	(.162)	(.150)	(.191)
Distributions from net realized gain	(.425)	(.011)	(.012)C	(.010)	(.032)	(.068)
Total distributions	(.657)	(.219)	(.231)	(.172)	(.182)	(.259)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$8.30	$8.90	$8.82	$8.83	$8.57	$9.28
Total ReturnE,F	.78%	3.44%B	2.56%	5.12%	(5.80)%	2.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.79%	.80%	.79%	.79%	.82%
Expenses net of fee waivers, if any	.80%I	.79%	.80%	.79%	.79%	.82%
Expenses net of all reductions	.80%I	.79%	.80%	.79%	.79%	.82%
Net investment income (loss)	2.32%I	3.29%	2.22%	1.93%	1.64%	2.06%
Supplemental Data
Net assets, end of period (000 omitted)	$169,933	$158,776	$190,292	$177,867	$369,782	$368,227
Portfolio turnover rateJ	19%I	23%	24%	15%	23%	18%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 3.28%

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .02%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Real Return Fund Class Z

Six months ended (Unaudited) March 31,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.93
Income from Investment Operations
Net investment income (loss)B	.098
Net realized and unrealized gain (loss)	(.067)
Total from investment operations	.031
Distributions from net investment income	(.236)
Distributions from net realized gain	(.425)
Total distributions	(.661)
Net asset value, end of period	$8.30
Total ReturnC,D	.49%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G
Expenses net of fee waivers, if any	.69%G
Expenses net of all reductions	.69%G
Net investment income (loss)	2.41%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,090
Portfolio turnover rateH	19%G

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .02%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2019

1. Organization.

Fidelity Strategic Real Return Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Strategic Real Return, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, market discount, equity-debt classifications, certain conversion ratio adjustments, partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,533,042
Gross unrealized depreciation	(164,762,085)
Net unrealized appreciation (depreciation)	$(157,229,043)
Tax cost	$586,448,442

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,853,525)
Long-term	(75,911,388)
Total capital loss carryforward	$(77,764,913)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $32,456,081 and $66,912,816, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$34,025	$24
Class M	-%	.25%	10,006	–
Class C	.75%	.25%	84,575	2,077
			$128,606	$2,101

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,113
Class M	232
Class C(a)	61
$2,406

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$24,388.18
Class M	8,415.21
Class C	16,643.20
Strategic Real Return	203,677.17
Class I	118,485.15
Class Z	357.05
	$371,965

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $457 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $906 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $26. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.10%	$210

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $698 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,117 and a portion of class-level operating expenses as follows:

Amounts
Class A	$984
Class M	298
Class C	599
Strategic Real Return	8,103
Class I	5,962
Class Z	71
Total	16,017

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2019(a)	Year ended September 30, 2018
Distributions to shareholders
Class A	$2,071,497	$–
Class M	606,172	–
Class C	1,279,511	–
Strategic Real Return	18,954,732	–
Class I	11,965,850	–
Class Z	110,077	–
Total	$34,987,839	$–
From net investment income
Class A	$–	$655,698
Class M	–	192,474
Class C	–	330,292
Strategic Real Return	–	9,427,755
Class I	–	4,078,736
Total	$–	$14,684,955
From net realized gain
Class A	$–	$40,240
Class M	–	11,882
Class C	–	30,369
Strategic Real Return	–	574,106
Class I	–	225,324
Total	$–	$881,921

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2019(a)	Year ended September 30, 2018	Six months ended March 31, 2019(a)	Year ended September 30, 2018
Class A
Shares sold	521,776	339,951	$4,315,107	$2,994,951
Reinvestment of distributions	241,921	76,550	1,996,346	672,693
Shares redeemed	(430,205)	(976,689)	(3,572,861)	(8,617,255)
Net increase (decrease)	333,492	(560,188)	$2,738,592	$(4,949,611)
Class M
Shares sold	82,597	43,346	$679,065	$382,863
Reinvestment of distributions	72,619	22,381	599,185	196,857
Shares redeemed	(105,968)	(225,554)	(876,264)	(1,992,642)
Net increase (decrease)	49,248	(159,827)	$401,986	$(1,412,922)
Class C
Shares sold	50,338	87,663	$416,703	$765,774
Reinvestment of distributions	152,212	40,208	1,241,025	349,999
Shares redeemed	(900,842)	(805,951)	(7,350,773)	(7,030,456)
Net increase (decrease)	(698,292)	(678,080)	$(5,693,045)	$(5,914,683)
Strategic Real Return
Shares sold	2,306,415	5,619,395	$19,029,078	$49,819,987
Reinvestment of distributions	2,192,729	1,097,047	18,147,644	9,660,364
Shares redeemed	(8,830,989)	(31,293,534)	(72,832,484)	(276,435,374)
Net increase (decrease)	(4,331,845)	(24,577,092)	$(35,655,762)	$(216,955,023)
Class I
Shares sold	3,227,136	4,256,224	$26,721,288	$37,643,994
Reinvestment of distributions	1,443,002	484,552	11,907,420	4,261,402
Shares redeemed	(2,036,558)	(8,477,765)	(16,893,373)	(75,507,205)
Net increase (decrease)	2,633,580	(3,736,989)	$21,735,335	$(33,601,809)
Class Z
Shares sold	259,434	–	$2,219,796	$–
Reinvestment of distributions	11,659	–	94,902	–
Shares redeemed	(19,163)	–	(155,522)	–
Net increase (decrease)	251,930	–	$2,159,176	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 to March 31, 2019) for Class A, Class M, Class C, Strategic Real Return and Class I and for the period (October 2, 2018 to March 31, 2019) for Class Z. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2018 to March 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value March 31, 2019	Expenses Paid During Period
Class A	1.08%
Actual		$1,000.00	$1,006.30	$5.40-B
Hypothetical-C		$1,000.00	$1,019.55	$5.44-D
Class M	1.10%
Actual		$1,000.00	$1,006.40	$5.50-B
Hypothetical-C		$1,000.00	$1,019.45	$5.54-D
Class C	1.85%
Actual		$1,000.00	$1,002.20	$9.23-B
Hypothetical-C		$1,000.00	$1,015.71	$9.30-D
Strategic Real Return	.82%
Actual		$1,000.00	$1,007.80	$4.10-B
Hypothetical-C		$1,000.00	$1,020.84	$4.13-D
Class I	.80%
Actual		$1,000.00	$1,007.80	$4.00-B
Hypothetical-C		$1,000.00	$1,020.94	$4.03-D
Class Z	.69%
Actual		$1,000.00	$1,004.90	$3.43-B
Hypothetical-C		$1,000.00	$1,021.49	$3.48-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Class A, Class M, Class C, Strategic Real Return and Class I and multiplied by 181/365 (to reflect the period October 2, 2018 to March 31, 2019)for Class Z. The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .02%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

RRS-SANN-0519
1.814963.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 24, 2019